Reserves - Changes in Valuation Gain (Loss) on Derivatives (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [Line Items]
Balance as of December 31	₩ 646,943	₩ 387,216
Balance as of December 31	2,025,682	646,943
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance as of December 31	(8,044)	(1,488)
Amount recognized as other comprehensive loss for the year, net of taxes	16,408	(12,636)
Amount reclassified to profit, net of taxes	6,139	6,080
Balance as of December 31	₩ 14,503	₩ (8,044)